Accounting policies - Financial instruments categorized in Level 3 (Details) - Level 3 $ in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 USD ($) loan item	Dec. 31, 2017 USD ($) item	Dec. 31, 2018 MXN ($)
Financial instruments
Number of loans classified as Held to collect and sell business model | loan	1		1
Loan amount granted | $					$ 39
Cross Currency Swaps (CCS) | Twenty two years
Financial instruments
Number of financial instruments			2	2
Maturity period			22 years	22 years
Notional amount | $	$ 100	$ 100	$ 100	$ 100
Cross Currency Swaps (CCS) | Thirty years
Financial instruments
Number of financial instruments			3
Maturity period			30 years
Notional amount | $	12	$ 12	$ 12
Cross Currency Swaps (CCS) | Twenty years
Financial instruments
Number of financial instruments			6
Maturity period			20 years
Cross Currency Swaps (CCS) | Twenty five
Financial instruments
Number of financial instruments		1
Maturity period		25 years
Notional amount | $					$ 200
CCS USD/MXN | Twenty two years
Financial instruments
Number of financial instruments				2
Maturity period				22 years
CCS USD/MXN | Twenty years
Financial instruments
Number of financial instruments			5
Foreign currency exchange forwards and plain vanilla Fx option | Red Compartida
Financial instruments
Notional amount | $	$ 526	$ 526	$ 526
Nominal distribution term in periods			9
Foreign currency exchange forwards and plain vanilla Fx option | Red Compartida | Minimum
Financial instruments
Maturity period			2 years	2 years
Foreign currency exchange forwards and plain vanilla Fx option | Red Compartida | Maximum
Financial instruments
Maturity period			5 years	5 years